Segments - Asset Reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 135,241	$ 127,243
Deferred tax assets	6,656	6,256
Plant, other property and equipment	5,492	5,308	$ 5,668
Operating right-of-use assets	3,220	2,878	3,222
Pension assets	7,506	8,236
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	101,883	98,667	$ 98,980
Elimination of internal transactions
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	(1,028)	(1,062)
Other—divested businesses
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	19	100
Unallocated amounts
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and marketable securities	12,907	8,138
Deferred tax assets	6,468	6,078
Plant, other property and equipment	1,838	1,760
Operating right-of-use assets	2,085	1,586
Pension assets	7,506	8,236
Other	$ 3,563	$ 3,740